UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-3904
                                   --------

The Value Line Tax Exempt Fund, Inc.
------------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017
----------------------------------------

David T. Henigson
-----------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-907-1500
                                                    ------------

Date of fiscal year end: February 28, 2007
                         -----------------

Date of reporting period: November 30, 2006
                          -----------------

Item 1: Schedule of Investments.

      A copy of Schedule of Investments for the period ended 11/30/06 is included with this Form.

Value Line Tax Exempt Fund, Inc. - National Bond Portfolio

Schedule of Investments (unaudited)                                                                               November 30, 2006
-----------------------------------------------------------------------------------------------------------------------------------

   Principal                                                                                             Rating (2)
     Amount                                                                                              (unaudited)      Value
-----------------------------------------------------------------------------------------------------------------------------------
  LONG-TERM MUNICIPAL SECURITIES  (100.7%)

                 ALASKA (1.0%)
$     1,000,000    Housing Finance Corp., General Housing, Revenue Bonds, Ser. A, FGIC Insured,
                     5.00%, 12/1/26                                                                          Aaa    $     1,062,280
                                                                                                                    ---------------
                 ARKANSAS (4.1%)
                   Little Rock School District, General Obligation Limited, Refunding:
      2,255,000      FSA Insured, 4.38%, 2/1/29 (1)                                                          Aaa          2,260,570
      2,355,000      FSA Insured, 4.38%, 2/1/28 (1)                                                          Aaa          2,361,900
                                                                                                                    ---------------
                                                                                                                          4,622,470
                                                                                                                    ---------------
                 CALIFORNIA (20.6%)
      1,345,000    California Infrastructure and Economic Development Bank, Revenue Bonds,
                     Refunding, Salvation Army Western Project, AMBAC Insured, 5.00%, 9/1/23                 Aaa          1,461,719
      2,870,000    California State Public Works Board, Lease Revenue Bonds, Ser. A, 4.63%, 4/1/24           Aaa          2,974,468
      3,200,000    Ceres California Redevelopment Agency, Tax Allocation, Ceres Redevelopment
                     Project Area No. 1, MBIA Insured, 5.00%, 11/1/33                                        Aaa          3,440,800
      2,560,000    Hercules California Redevelopment Agency, Tax Allocation, Hercules Merged Project
                     Area, AMBAC Insured, 5.00%, 8/1/29                                                     AAA(*)        2,736,179
      3,500,000    Natomas Unified School District, General Obligation Unlimited, Election of 2006,
                     FGIC Insured, 4.50%, 8/1/29                                                             Aaa          3,570,350
      5,000,000    Oakland California Unified School District, Alameda County, General Obligation
                     Unlimited, Election of 2006, FSA Insured, 4.38%, 8/1/28                                 Aaa          5,041,000
      2,555,000    Palomar Pomerado Health, General Obligation Unlimited, Election of 2004, Ser. A,
                     AMBAC Insured, 5.00%, 8/1/34                                                            Aaa          2,729,686
      1,000,000    San Diego County, Certificates of Participation, Refunding, Edgemoor Project and
                     Regulation Systems, AMBAC Insured, 5.00%, 2/1/26                                        Aaa          1,064,750
                                                                                                                    ---------------
                                                                                                                         23,018,952
                                                                                                                    ---------------
                 FLORIDA (2.0%)
        500,000    Hillsborough County School District Sales Tax, Revenue Bonds, Refunding, AMBAC
                     Insured, 5.00%, 10/1/20                                                                 Aaa            543,085
      1,550,000    Polk County Florida Public Facilities, Revenue Bonds, MBIA Insured, 5.00%, 12/1/21        Aaa          1,680,851
                                                                                                                    ---------------
                                                                                                                          2,223,936
                                                                                                                    ---------------
                 GEORGIA (11.1%)
      4,575,000    Atlanta Georgia Development Authority, Revenue Bonds, Refunding, Tuff Yamacraw
                     LLC Project, Ser. A, AMBAC Insured, 5.00%, 1/1/20                                       Aaa          4,964,058
      1,880,000    Cobb County Georgia Hospital Authority, Revenue Bonds, Refunding and Improvement,
                     Anticipation Certificates, AMBAC Insured, 5.25%, 4/1/21                                 Aaa          2,055,742
      5,000,000    Georgia Local Government, Certificates of Participation, Grantor Trust, Ser. A,
                     MBIA Insured, 4.75%, 6/1/28                                                             Aaa          5,416,550
                                                                                                                    ---------------
                                                                                                                         12,436,350
                                                                                                                    ---------------
                 HAWAII (2.1%)
      2,000,000    Department of Budget and Finance, Special Purpose Mortgage Revenue Bonds,
                     Kapiolani Health Care System, MBIA Insured, 6.40%, 7/1/13                               Aaa          2,315,520
                                                                                                                    ---------------
                 ILLINOIS (6.4%)
      1,000,000    Chicago Board of Education, Albany Park Academy Project, General Obligation
                     Unlimited, Ser. F, MBIA Insured, 5.75%, 12/1/24                                         Aaa          1,136,430
      3,390,000    Chicago Public Building, Commerce Building Revenue Bonds, Refunding, Chicago
                     Transit Authority, AMBAC Insured, 5.00%, 3/1/22                                         Aaa          3,696,456

Schedule of Investments (unaudited)                                                                               November 30, 2006
-----------------------------------------------------------------------------------------------------------------------------------

   Principal                                                                                             Rating (2)
     Amount                                                                                              (unaudited)      Value
-----------------------------------------------------------------------------------------------------------------------------------
$     2,000,000    Cook County General Obligation Unlimited, Ser. A, MBIA Insured, 6.25%, 11/15/13           Aaa    $     2,317,360
                                                                                                                    ---------------
                                                                                                                          7,150,246
                                                                                                                    ---------------
                 INDIANA (2.9%)
      2,575,000    Office Building Commission, Capital Complex, Revenue Bonds, Ser. B, MBIA Insured,
                     7.40%, 7/1/15                                                                           Aaa          3,209,223
                                                                                                                    ---------------
                 IOWA (2.4%)
      2,660,000    Des Moines Water Revenue Bonds, MBIA Insured, 4.13%, 12/1/23                              Aaa          2,651,940
                                                                                                                    ---------------
                 LOUSIANA (2.4%)
      2,420,000    St. Tammany Parish Sales Tax District No. 3, Revenue Bonds, CIFG Insured, 5.00%,
                     6/1/24                                                                                  AAA(*)       2,624,369
                                                                                                                    ---------------
                 MICHIGAN (3.3%)
      3,125,000    Detroit Michigan Sewer Disposal, Revenue Bonds, Refunding, Senior Lien-Ser. B,
                     MBIA Insured, 5.50%, 7/1/14                                                             Aaa          3,502,781
        215,000    State Building Authority, State Police Commission System, Revenue Bonds, MBIA
                     Insured, 4.65%, 10/1/19                                                                 Aaa            225,477
                                                                                                                    ---------------
                                                                                                                          3,728,258
                                                                                                                    ---------------
                 MISSOURI (3.5%)
      3,580,000    Columbia Missouri, Special Obligation Electric Utility Improvement, Revenue
                     Bonds, Ser. C, AMBAC Insured, 5.00%, 10/1/28                                           AAA(*)        3,874,634
                                                                                                                    ---------------
                 NEW JERSEY (4.5%)
                   New Jersey Environmental Infrastructure Trust, Revenue Bonds, Ser. A:
      2,000,000      4.25%, 9/1/25                                                                           Aaa          2,008,600
      3,000,000      4.25%, 9/1/23                                                                           Aaa          3,032,640
                                                                                                                    ---------------
                                                                                                                          5,041,240
                                                                                                                    ---------------
                 NEW YORK (2.4%)
        500,000    Dormitory Authority, Note Revenue Bonds, FHA Insured Mortgage, Montefiore
                     Hospital, FGIC Insured, 5.00%, 2/1/13                                                   Aaa            538,395
      2,000,000    New York City Transitional Finance Authority, Building Aid Revenue Bonds, Fiscal
                     2007, Ser. S-1, FGIC Insured, 5.00%, 7/15/23                                            Aaa          2,182,500
                                                                                                                    ---------------
                                                                                                                          2,720,895
                                                                                                                    ---------------
                 NORTH DAKOTA (1.0%)
      1,000,000    State Water Commission Revenue, Water Development & Management Program, Ser. B,
                     MBIA Insured, 5.00%, 8/1/25                                                             Aaa          1,075,630
                                                                                                                    ---------------
                 OHIO (0.1%)
        115,000    Housing and Community Service Department, Single-Family Revenue Bonds, Ser. A-2,
                     5.50%, 9/1/22                                                                           Aaa            120,373
                                                                                                                    ---------------
                 SOUTH CAROLINA (1.1%)
      1,140,000    State Housing Finance and Development Authority, Mortgage Revenue Bonds, AMT,
                     Ser. A-2, FSA Insured, 5.00%, 7/1/20                                                    Aaa          1,182,180
                                                                                                                    ---------------
                 SOUTH DAKOTA (2.7%)
      2,580,000    Heartland Consumers Power Distribution, Electric Utility, FSA Insured, 6.00%,
                     1/1/17                                                                                  Aaa          3,051,779
                                                                                                                    ---------------

Schedule of Investments (unaudited)                                                                               November 30, 2006
-----------------------------------------------------------------------------------------------------------------------------------

   Principal                                                                                             Rating (2)
     Amount                                                                                              (unaudited)      Value
-----------------------------------------------------------------------------------------------------------------------------------
                 TENNESSEE (0.1%)
$        95,000    Housing Development Agency Homeownership, Revenue Bonds, General Obligation,
                     5.00%, 7/1/17                                                                           Aa2    $        95,355
                                                                                                                    ---------------
                 TEXAS (21.7%)
      1,000,000    Hidalgo County, General Obligation Limited, Refunding, MBIA Insured, 5.00%,
                     8/15/20                                                                                 Aaa          1,080,500
        845,000    Houston Texas Community College Systems Public Facility Corp., Lease Revenue
                     Bonds, Public Safety Institute Project, Ser. C, AMBAC Insured, 4.38%, 4/15/21           Aaa            857,700
      2,700,000    Lubbock, Housing Finance Corp., Single Family Mortgage Revenue Bonds, Refunding,
                     Ser. A, GNMA Collateral, 8.00%, 10/1/21                                                AAA(*)        3,937,761
      1,200,000    Mansfield Independent School District, School Building, General Obligation
                     Unlimited, PSF Guaranteed, 5.00%, 2/15/20                                               Aaa          1,281,648
                   Mission Consolidated Independent School District:
      2,000,000      General Obligation Unlimited, Refunding, PSF Guaranteed, 5.00%, 2/15/28                 Aaa          2,137,200
      1,500,000      General Obligation Unlimited, Refunding, PSF Guaranteed, 5.00%, 2/15/30                 Aaa          1,601,820
      1,600,000    North Forest Independent School District, General Obligation Unlimited,
                     Schoolhouse, Refunding, PSF Guaranteed, 5.00%, 8/15/21                                  Aaa          1,735,632
        500,000    Nueces River Authority, Water Supply Revenue Bonds, Corpus Christi Project, FSA
                     Insured, 5.00%, 7/15/25                                                                 Aaa            535,395
      4,630,000    San Marcos Texas Consolidated Independent School District, School Building,
                     General Obligation Unlimited, Refunding, PSF Guaranteed, 4.38%, 8/1/24                  Aaa          4,675,281
      1,250,000    San Patricio County, Certificates of Obligation, General Obligation Limited,
                     AMBAC Insured, 4.75%, 4/1/36                                                            Aaa          1,298,663
      2,470,000    State Public Finance Authority, General Obligation Unlimited, Refunding, Ser. B,
                     5.00%, 10/1/18                                                                          Aa1          2,705,515
      1,000,000    Texas Tech University, Revenue Bonds, Refunding and Improvement, AMBAC Insured,
                     5.00%, 2/15/27                                                                          Aaa          1,075,540
      1,285,000    West Harris County, Water Authority, Water System Revenue Bonds, FSA Insured,
                     5.00%, 12/15/24                                                                         Aaa          1,371,686
                                                                                                                    ---------------
                                                                                                                         24,294,341
                                                                                                                    ---------------
                 UTAH (2.1%)
      2,365,000    West Valley City Utah Municipal Building Authority, Lease Revenue Bonds,
                     Refunding, Ser. A, FGIC Insured, 4.38%, 8/1/26                                          Aaa          2,380,656
                                                                                                                    ---------------
                 VIRGINIA (0.5%)
        500,000    Tobacco Settlement Financing Corporation, Revenue Bonds, Asset-Backed, 5.25%,
                     6/1/19                                                                                  Baa3           526,615
                                                                                                                    ---------------
                 WASHINGTON (1.7%)
      1,765,000    Grant County Public Utility District No. 002, Wanapum Hydro Electric, Revenue
                     Bonds, Ser. A, FGIC Insured, 5.00%, 1/1/22                                              Aaa          1,890,897
                                                                                                                    ---------------
                 WEST VIRGINIA (1.0%)
      1,070,000    West Virginia State Hospial Finance Authority, Hospital Revenue Bonds, United
                     Hospital Center, Inc. Project, Ser. A, AMBAC Insured, 5.00%, 6/1/22                     Aaa          1,153,899
                                                                                                                    ---------------
                   TOTAL LONG-TERM MUNICIPAL SECURITIES
                     (Cost $108,626,908)                                                                                112,452,038
                                                                                                                    ---------------
  SHORT-TERM MUNICIPAL SECURITIES  (5.7%)
                 CALIFORNIA (1.8%)
      2,000,000    California State Department, Water Resources, Power Supply Revenue Bonds, Ser.
                     B-5, LOC-Bayerische Landesbank and LOC-WestDeutsche Landesbank, 3.55%, 12/1/06 (3)     VMIG1         2,000,000
                                                                                                                    ---------------

Schedule of Investments (unaudited)                                                                               November 30, 2006
-----------------------------------------------------------------------------------------------------------------------------------

   Principal                                                                                             Rating (2)
     Amount                                                                                              (unaudited)      Value
-----------------------------------------------------------------------------------------------------------------------------------
                 INDIANA (0.9%)
$     1,000,000    Mount Vernon Indiana Pollution Control, Revenue Bonds, Refunding, General
                     Electric Company Project, 3.70%, 12/1/06 (3)                                            P-1    $     1,000,000
                                                                                                                    ---------------
                 NEW JERSEY (0.9%)
      1,000,000    New Jersey Economic Development Authority Pollution Control, Revenue Bonds,
                     Refunding, Exxon Project, 3.40%, 12/1/06 (3)                                            P-1          1,000,000
                                                                                                                    ---------------
                 WYOMING (2.1%)
      2,400,000    Lincoln County Wyoming Pollution Control, Revenue Bonds, Exxon Project, 3.63%,
                     12/1/06 (3)                                                                             P-1          2,400,000
                                                                                                                    ---------------
                   TOTAL SHORT-TERM MUNICIPAL SECURITIES
                     (Cost $6,400,000 )                                                                                   6,400,000
                                                                                                                    ---------------

                   TOTAL MUNICIPAL SECURITIES  (106.4%)
                     (Cost $115,026,908)                                                                                118,852,038
                                                                                                                    ---------------
                 EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS  (-6.4%)                                               (7,128,987)
                                                                                                                    ---------------
                 NET ASSETS  (100.0%)                                                                               $   111,723,051
                                                                                                                    ---------------
                 NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE
                   ($111,723,051/10,529,646 shares outstanding)                                                     $         10.61
                                                                                                                    ---------------

(1)   When issued security.
(2) Rated by Moody's Investor Service except for those marked by an asterisk (*) which are rated by Standard & Poor's
(3) Variable rate demand notes are considered short-term obligations. Interest rates change every day. These securities are payable on demand on interest rate reset dates and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of November 30, 2006.

The Fund's unrealized appreciation/(depreciation) as of November 30, 2006 was as follows:
                                                               Total Net
                                                               Unrealized
Total Cost           Appreciation         Depreciation         Appreciation
--------------------------------------------------------------------------------
$115,026,908         $3,831,778           $(6,648)             $3,825,130

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:

(a) Certifications of principal executive officer and principal financial officer of the registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


By       /s/ Jean B. Buttner
         --------------------------------
         Jean B. Buttner, President

Date:    1/17/07
         ------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ Jean B. Buttner
         ------------------------------------------------------------
         Jean B. Buttner, President, Principal Executive Officer


By:      /s/ Stephen R. Anastasio
         ------------------------------------------------------------
         Stephen R. Anastasio, Treasurer, Principal Financial Officer

Date:    1/17/07
         ------------------------